UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06377
BNY Mellon Municipal Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/26
ITEM 1 - Reports to Stockholders
BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DMUAX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,847	589	17.54%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Medical
12.5%
Education
11.6%
Transportation
8.1%
Airport
7.6%
Water & Sewer
6.4%
Power
6.0%
Housing
5.3%
General Obligation
5.3%
Development
5.3%
School District
5.0%
Nursing Homes
4.5%
Tobacco Settlement
2.4%
Net Other Assets and Liabilities
20.0%

State Allocation (Based on Net Assets)

Illinois 8.6%
Pennsylvania 8.4%
New York 8.3%
Texas 7.8%
Alabama 5.9%
Florida 5.2%
Wisconsin 4.8%
California 4.3%
Massachusetts 3.8%
Connecticut 3.3%
Georgia 3.2%
Michigan 3.2%
Arizona 3.0%
South Carolina 2.4%
New Jersey 2.3%
Colorado 2.2%
Ohio 2.0%
Washington 1.9%
Kentucky 1.9%
Louisiana 1.5%
Oklahoma 1.4%
Maryland 1.4%
Utah 1.4%
District of Columbia 1.4%
North Carolina 1.4%
Tennessee 1.3%
Oregon 1.2%
Nevada 1.0%
Virginia 1.0%
Net Other Assets and Liabilities 4.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0319SA0226

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DMUCX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$78	1.53%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,847	589	17.54%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0350SA0226

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DMBIX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,847	589	17.54%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6015SA0226

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DMUYX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.47%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,847	589	17.54%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0365SA0226

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Z – DRMBX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.59%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,847	589	17.54%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0125SA0226

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DHYAX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$172	139	14.86%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Nursing Homes
19.2%
Education
17.8%
Transportation
10.8%
Development
10.4%
Medical
6.3%
Housing
5.0%
Tobacco Settlement
4.8%
School District
3.9%
General Obligation
3.6%
Water & Sewer
2.9%
Airport
2.2%
Power
1.1%
Net Other Assets and Liabilities
12.0%

State Allocation (Based on Net Assets)

Arizona 8.7%
New York 8.3%
Wisconsin 7.2%
Illinois 7.0%
Colorado 5.3%
Florida 5.3%
Washington 5.2%
Texas 4.7%
Alabama 4.5%
District of Columbia 3.8%
Pennsylvania 3.6%
Ohio 3.1%
Georgia 3.1%
Virginia 3.0%
U.S. Related 3.0%
California 2.8%
Utah 2.6%
North Carolina 2.5%
Michigan 2.5%
Missouri 2.3%
Connecticut 1.8%
Nevada 1.6%
Arkansas 1.6%
Louisiana 1.5%
Oklahoma 1.5%
South Dakota 1.4%
New Hampshire 1.3%
Oregon 1.3%
Alaska 1.2%
Rhode Island 1.1%
Net Other Assets and Liabilities -2.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6165SA0226

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DHYCX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$94	1.82%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$172	139	14.86%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6166SA0226

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DYBIX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$172	139	14.86%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6092SA0226

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DHYYX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$42	0.81%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$172	139	14.86%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0572SA0226

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Z – DHMBX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$47	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$172	139	14.86%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6133SA0226

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DMUAX
C	DMUCX
I	DMBIX
Y	DMUYX
Z	DRMBX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	5,069,169	5,177,211
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,863,192	1,859,239
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. 2021-1, Cl. A	3.50	12/20/2035	2,744,832	2,726,251
Total Collateralized Municipal-Backed Securities (cost $10,642,593)				9,762,701
Long-Term Municipal Investments — 102.0%
Alabama — 5.9%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000	1,001,992
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	4.30	3/1/2033	1,750,000	1,765,192
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	6,500,000	6,808,498
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	9,455,000	9,701,096
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	2,250,000	2,355,327
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,655,896
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2034	6,940,000	7,695,086
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,486,956
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000	2,559,669
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	21,000,000	22,280,710
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	500,000	479,168
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,975,000	2,125,933
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	1,046,461
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,750,000	1,933,526
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,550,000	1,679,714
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2035	3,310,000	3,710,367
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	34,000,000	37,072,781
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000	3,108,002
				109,466,374
Alaska — .1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	1,979,565
Arizona — 2.7%
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000	663,449
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000	3,223,649
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	2,855,000	2,554,991
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000	4,951,540
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000	8,879,976
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	5,170,000	5,170,455

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Arizona — 2.7% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	6,330,000	6,211,395
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,750,000	1,751,246
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	3,175,000	3,150,483
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	5,000,000	5,141,986
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	3,610,000	3,627,807
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000	1,926,942
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,441,574
				49,695,493
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000	5,675,341
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,521,223
Pulaski County, Revenue Bonds (Arkansas Children’s Hospital)	4.25	3/1/2048	1,050,000	1,021,235
				9,217,799
California — 4.2%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000	2,494,867
California, GO, Refunding	5.00	4/1/2042	1,100,000	1,216,264
California, GO, Refunding	5.25	9/1/2047	1,500,000	1,630,855
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	4,815,000	5,134,082
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,750,000	1,937,438
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,640,000	3,640,480
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,875,000	2,200,804
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	1,650,000	1,654,654
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	5,536,950	5,668,657
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	8,115,000	8,463,277
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(b)	6.38	6/15/2064	2,200,000	2,326,342
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,565,000	5,633,596
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.13	11/1/2040	2,700,000	2,884,965
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.00	12/1/2033	1,000,000	1,040,963
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.25	12/1/2048	1,800,000	1,818,593
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	1,980,000	1,919,281
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000	5,251,611
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2037	3,405,000	3,810,795
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2045	7,200,000	7,845,251
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,580,000	2,434,942

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
California — 4.2% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,076,375
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	950,000	991,346
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	185,000	187,263
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,750,000	2,967,393
Tender Option Bond Trust Receipts (Series 2023-XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	8.10	8/1/2053	3,600,000	3,398,174
				77,628,268
Colorado — 2.2%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	4,000,000	4,004,139
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	3,906,541
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000	7,752,591
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.00	3/1/2040	2,000,000	2,110,907
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,913,393
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,518,981
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,326,796
Denver Health & Hospital Authority, Revenue Bonds, Ser. A	6.00	12/1/2055	5,250,000	5,660,949
Park Creek Metropolitan District, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	12/1/2044	1,250,000	1,339,097
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,067,145
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	12.90	8/1/2044	1,645,000	1,858,419
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	10.01	11/15/2048	2,770,000	2,549,126
Vail Home Partners Corp., Revenue Bonds(b)	6.00	10/1/2064	3,500,000	3,605,806
				41,613,890
Connecticut — 3.3%
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000	5,025,375
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000	1,055,328
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	1,500,000	1,570,449
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000	2,198,450
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000	2,090,767
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,946,313
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,745,000	1,550,278
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford Healthcare Issue) Ser. A	5.00	7/1/2031	2,500,000	2,802,472
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	925,000	895,115
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2046	1,000,000	991,162

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Connecticut — 3.3% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2053	1,500,000	1,425,180
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	1,240,000	1,121,426
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000	502,758
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000	891,198
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	200,903
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,035,226
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Corp.) Ser. E	5.25	3/1/2032	5,000,000	5,518,338
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	518,171
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,158,923
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,130,000	1,093,297
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	1,640,000	1,628,963
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000	1,459,978
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,695,000	2,696,261
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	165,000	165,612
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000	25,034
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	4,000,000	4,060,451
New Haven, GO (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,184,398
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	1,067,515
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,201,141
University of Connecticut, Revenue Bonds (Insured; State Appropriation) Ser. A	5.25	11/15/2047	4,000,000	4,117,989
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,264,103
				60,462,574
Delaware — .0%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,014,419
District of Columbia — 1.4%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	3,950,000	4,221,069
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,063,026
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,107,079
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	894,417
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2038	2,855,000	2,894,142
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,024,847

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
District of Columbia — 1.4% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,162,611
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,152,524
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,600,738
				25,120,453
Florida — 5.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,670,000	1,620,862
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,519,241
Escambia County, Revenue Bonds	5.00	10/1/2046	1,820,000	1,845,940
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	10,245,000	10,212,347
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,502,142
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,065,000	1,073,684
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	830,000	825,974
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	3,400,000	3,612,382
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	4,220,000	4,359,354
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,362,141
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.25	11/1/2035	1,000,000	1,090,020
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,252,518
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,333,616
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,628,759
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,482,715
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,929,800
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,541,523
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,503,117
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,715,000	2,801,503
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	11,053,588
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,063,013
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,272,493
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,057,647
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,113,735
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	950,000	958,344
St. Johns County School Board, COP (Insured; Assured Guaranty Corp.) Ser. A	5.50	7/1/2049	3,250,000	3,506,571
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,843,677

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Florida — 5.2% (continued)
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	6,055,752
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	8.01	10/1/2049	9,750,000	9,015,591
				95,438,049
Georgia — 3.2%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,020,610
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,147,389
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,039,729
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,110,000	1,129,842
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	5,000,000	5,136,959
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	8,255,000	8,651,033
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,120,536
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	17,000,000	17,101,470
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	4,250,000	4,590,122
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	3,000,000	3,221,647
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	4,000,000	4,376,476
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.00	6/1/2038	495,000	564,840
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	11.30	7/1/2044	2,660,000	2,859,462
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	13.64	1/1/2059	1,270,000	1,264,598
Tender Option Bond Trust Receipts (Series 2025-XF80660), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	14.86	7/1/2050	1,410,000	1,486,347
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	3,250,000	3,254,605
				58,965,665
Idaho — .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,653,736
Illinois — 8.6%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2050	4,500,000	4,732,957
Chicago, GO, Ser. A	5.00	1/1/2043	2,130,000	2,166,220
Chicago, GO, Ser. A	5.00	1/1/2044	260,000	260,914
Chicago, GO, Ser. A	5.00	1/1/2045	6,300,000	6,334,854
Chicago, GO, Ser. A	6.00	1/1/2050	2,000,000	2,105,832
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,029,651
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000	5,182,761
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	2,750,000	2,920,371
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,113,953
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,043,715

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Illinois — 8.6% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,039,703
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	3,000,000	3,162,248
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2032	2,495,000	2,735,676
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	9,000,000	9,934,709
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	2,500,000	2,523,719
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000	4,500,255
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,094,323
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	3,500,000	3,636,009
Chicago O’Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	5.00	1/1/2039	6,530,000	7,199,698
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	5,000,000	5,233,448
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,634,622
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,494,936
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000	1,119,035
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000	2,179,042
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	6,730,000	7,543,877
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	2,000,000	2,068,850
Cook County, Revenue Bonds, Refunding	5.00	11/15/2045	2,000,000	2,138,311
Cook County, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,527,192
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,291,375
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,042,243
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,064,639
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	7,500,000	7,962,396
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	3,000,000	3,151,532
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,643,197
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	495,000	508,793
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,740,000	11,570,181
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	2,455,000	2,441,346
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,842,057
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,730,355
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	4,000,000	4,353,596
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	613,144
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	661,102
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	10,350,000	10,439,031
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,765,000	2,784,673
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,721,883
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,767,055

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Illinois — 8.6% (continued)
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.85	6/1/2048	1,125,000	1,026,532
Tender Option Bond Trust Receipts (Series 2025-XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	15.78	1/1/2053	1,440,000	1,513,425
				158,785,436
Indiana — .9%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,237,291
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	3,445,000	3,700,115
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	3,794,823
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,518,721
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,045,784
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	1,290,000	1,220,405
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000	3,402,418
				16,919,557
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	900,000	1,050,815
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	3,850,000	3,848,541
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,094,834
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	3,000,000	3,034,908
				9,029,098
Kentucky — 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,071,899
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	9,000,000	9,596,825
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	15,900,000	17,499,785
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/1/2032	1,685,000	1,837,779
University of Kentucky, Revenue Bonds (Johnson Center Expansion) Ser. A	5.25	4/1/2050	5,000,000	5,324,521
				35,330,809
Louisiana — 1.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2050	6,010,000	6,391,426
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000	5,139,811
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,880,000	2,999,620
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,000,000	3,204,943
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2037	1,750,000	1,812,259
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2038	1,500,000	1,550,315
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project) Ser. B(a),(b)	6.10	6/1/2030	4,865,000	5,426,149
Parish of St. John, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	2,000,000	1,997,203
				28,521,726
Maine — .2%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	3,000,000	3,197,498

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Maryland — 1.4%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	2,350,000	2,434,155
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	10,175,000	10,196,900
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,513,436
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.50	7/1/2055	1,500,000	1,616,432
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	4,000,000	4,072,309
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	4,000,000	3,741,320
Tender Option Bond Trust Receipts (Series 2024-XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	13.89	6/1/2054	1,900,000	1,980,032
				25,554,584
Massachusetts — 3.8%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000	1,001,705
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000	1,071,175
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000	2,120,830
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000	1,477,453
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	6,750,000	7,118,279
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000	1,011,451
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	13,515,000	14,415,287
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,500,000	1,469,485
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,118,040
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,028,359
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. FF	4.00	10/1/2046	1,740,000	1,688,632
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	5,000,000	5,294,166
Massachusetts Development Finance Agency, Revenue Bonds (Boston College) Ser. BB1	4.00	10/1/2046	550,000	542,260
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(b)	5.13	11/15/2046	1,500,000	1,523,441
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000	440,594
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000	2,130,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000	1,003,272
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000	1,509,045
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000	804,480

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Massachusetts — 3.8% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Inc.)	5.00	10/1/2049	650,000	651,427
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000	950,602
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,011,430
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	762,464
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	460,724
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	3,000,000	2,727,231
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,026,384
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,007,275
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,533,299
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	2,385,000	2,342,083
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	923,379
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,070,857
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,349,842
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,301,091
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,507,846
Massachusetts Transportation Fund, Revenue Bonds (Sustainable Bond)	5.00	6/1/2050	1,000,000	1,038,422
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	1,980,000	1,933,936
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000	1,255,300
				70,622,058
Michigan — 3.2%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,035,000	2,125,586
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,479,361
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	5,125,000	5,567,056
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds (Sustainable Bond) Ser. C	5.25	7/1/2053	1,250,000	1,319,429
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,374,972
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,685,882
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	5/18/2026	5,500,000	5,496,595
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,417,343
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	5,550,000	5,012,640
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	2,000,000	1,894,904
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont- Spectrum)	5.00	4/15/2038	7,135,000	7,860,130
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	2,750,000	2,790,671
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	3,800,000	3,857,782
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,404,783
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,268,742
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	2,500,000	2,733,385
				58,289,261

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Minnesota — .4%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000	1,003,836
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	5,500,000	5,724,124
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,315,000	1,321,320
				8,049,280
Mississippi — .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	1,560,000	1,578,411
Missouri — .2%
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	8.74	12/1/2053	3,000,000	2,901,236
Montana — .1%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	2,300,000	2,430,012
Nebraska — .6%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,216,060
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,067,771
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,678,480
				10,962,311
Nevada — 1.0%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,594,830
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,753,453
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,386,111
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,469,838
Nevada Highway Improvement, Revenue Bonds, Ser. D	3.00	12/1/2043	3,625,000	3,216,821
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,250,000	1,156,015
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C(b),(e)	0.00	7/1/2058	13,500,000	2,153,706
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Corp.)	4.13	6/1/2058	1,250,000	1,188,832
				18,919,606
New Hampshire — .6%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,800,000	1,803,628
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	4,250,000	2,620,562
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,055,667
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,550,000	1,639,072
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,511,276
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	741,175
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	887,671
				10,259,051

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
New Jersey — 2.3%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	3,405,000	3,575,541
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	5,965,000	5,976,706
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	7,220,000	6,926,850
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,158,183
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,325,215
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,340,636
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,776,114
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	3,750,000	4,179,959
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,195,396
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,174,345
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,710,000	1,722,454
				42,351,399
New York — 8.3%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	1,500,000	1,606,828
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A	4.75	6/15/2040	2,080,000	2,122,560
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	6.50	12/15/2045	5,835,000	5,895,985
Build New York City Resource Corp., Revenue Bonds (The Nightingale- Bamford School Project)	5.00	7/1/2040	750,000	847,400
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. B(b)	5.00	6/1/2036	8,750,000	9,317,391
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	7.00	12/15/2055	4,360,000	4,399,393
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,160,000	1,184,864
Empire State Development Corp., Revenue Bonds, Refunding (Personal Income Tax)	4.00	3/15/2042	2,050,000	2,066,333
New York City, GO, Ser. D1	4.00	3/1/2041	1,570,000	1,588,303
New York City, GO, Ser. D1	4.00	3/1/2050	6,710,000	6,253,087
New York City, GO, Ser. F1	4.00	3/1/2047	710,000	679,239
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	1/1/2032	1,000,000	1,060,452
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000	1,800,044
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000	7,098,558
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,748,186
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,925,000	6,362,053
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	3,500,000	4,198,787
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	1,475,000	1,517,640
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	5.00	10/1/2028	10,000	10,705

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
New York — 8.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	5,000	5,482
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	290,000	317,941
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	2,705,000	2,759,477
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2045	7,665,000	7,508,510
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,511,359
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000	7,056,825
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000	2,908,267
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	15,500,000	16,809,539
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	5,000,000	5,410,895
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,455,000	2,682,855
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	4,000,000	4,269,230
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	5.00	12/1/2035	1,750,000	1,910,786
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.90	11/15/2047	2,000,000	1,853,167
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	14.62	6/30/2060	1,360,000	1,392,234
Tender Option Bond Trust Receipts (Series 2024-XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(c),(d)	7.38	5/15/2064	1,500,000	1,374,668
Tender Option Bond Trust Receipts (Series 2024-XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	14.62	12/31/2054	1,400,000	1,438,227
Tender Option Bond Trust Receipts (Series 2025-XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	14.81	9/1/2050	1,400,000	1,523,295
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	3,720,000	3,409,178
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,268,352
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,454,042
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000	8,786,236
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,244,210
				152,652,583
North Carolina — 1.4%
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	7/1/2029	1,160,000	1,243,723
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	4,350,000	4,713,685

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
North Carolina — 1.4% (continued)
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.50	1/1/2034	2,525,000	2,599,528
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.60	1/1/2035	2,050,000	2,102,952
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	2,805,000	2,804,071
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,000,000	2,065,760
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	2,865,000	2,879,762
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2049	2,575,000	2,577,364
North Carolina Medical Care Commission, Revenue Bonds, Ser. B2	3.63	10/1/2030	1,250,000	1,260,181
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.38	10/1/2045	810,000	833,539
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2039	2,000,000	2,026,635
				25,107,200
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,649,826
University of North Dakota, COP (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,295,188
				3,945,014
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	13,908,725
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	926,179
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,485,236
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	1,000,000	1,027,640
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,110,419
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,391,177
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	3.75	9/1/2050	2,650,000	2,684,655
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	550,000	531,796
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	14.09	6/1/2049	2,800,000	2,925,784
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	2,500,000	2,661,296
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2049	2,000,000	2,019,018
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	2,665,000	2,669,343
				36,341,268
Oklahoma — 1.4%
Oklahoma Capitol Improvement Authority, Revenue Bonds (Oklahoma Department of Transportation Project) Ser. A	5.25	7/1/2055	10,480,000	11,189,589
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	3,000,000	3,005,997
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	6,665,000	6,330,039
Tender Option Bond Trust Receipts (Series 2024-XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	14.96	7/1/2064	3,200,000	3,392,259

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Oklahoma — 1.4% (continued)
The University of Oklahoma, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	1,500,000	1,432,090
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,250,000	1,423,611
				26,773,585
Oregon — 1.2%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	4,510,000	4,804,240
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000	12,399,729
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	5,004,669
				22,208,638
Pennsylvania — 8.4%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	9,520,000	10,121,626
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	2,051,533
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	500,000	517,193
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,343,145
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000	1,685,163
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000	600,294
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000	6,597,526
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000	2,056,719
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,048,952
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,662,188
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	340,000	340,277
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000	600,393
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000	931,949
Franklin County Industrial Development Authority, Revenue Bonds (Menno- Haven Project)	5.00	12/1/2049	500,000	459,928
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,000,000	1,079,021
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,501,835
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,006,034
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	4,740,000	4,769,282
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000	826,730
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	4,250,000	3,990,929
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	996,059
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,029,613

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Pennsylvania — 8.4% (continued)
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	9,200,000	9,304,262
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	800,000	801,281
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000	499,351
Pennsylvania, GO	4.00	3/1/2037	1,525,000	1,559,496
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,063,668
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000	1,790,448
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Corp.)	5.00	12/31/2057	2,525,000	2,561,203
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	1,005,061
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	275,586
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,371,405
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,753,225
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,000,848
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	922,353
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	22,581,449
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	6,500,000	7,213,933
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,056,337
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,402,211
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	4.00	11/1/2045	1,000,000	910,182
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing-University Square Apartments Project)(f)	5.00	12/1/2026	1,130,000	1,150,721
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,475,154
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,400,015
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,479,788
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	3,000,000	3,243,405
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,133,508
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.50	9/1/2048	5,500,000	5,581,203
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,363,910
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,552,971
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.82	5/15/2053	1,700,000	1,510,777

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Pennsylvania — 8.4% (continued)
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	15.70	9/1/2053	2,400,000	2,588,179
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	1,036,353
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	5,000	5,070
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	10,000	10,140
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,538,071
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	1,004,099
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	1,043,124
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,043,271
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000	6,511,532
				154,959,979
Rhode Island — .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	2,500,000	2,562,601
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2050	2,250,000	2,275,671
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2065	6,250,000	6,227,671
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	7.76	10/1/2053	4,000,000	3,869,184
				14,935,127
South Carolina — 2.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,291,099
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Rolling Green Village Project) Ser. B3	4.00	12/1/2030	2,350,000	2,375,627
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,000,000	942,045
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,068,714
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,652,174
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2055	4,000,000	4,153,273
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	11,400,000	10,181,073
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,342,079
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	3,023,085
Tender Option Bond Trust Receipts (Series 2024-XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.75	12/1/2054	4,800,000	5,026,503
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,279,771
				44,335,443

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
South Dakota — .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	1,545,000	1,555,171
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	14.09	7/1/2046	2,000,000	2,015,939
				3,571,110
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Insured; Build America Mutual) Ser. A1	5.50	7/1/2059	1,750,000	1,853,590
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	4,215,000	3,723,596
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	2,062,719
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,026,142
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,021,934
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	7,246,937
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	5,000,000	5,155,924
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	975,000	979,533
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,578,411
				24,648,786
Texas — 7.8%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,110,040
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,543,331
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	959,731
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2050	2,500,000	2,309,751
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	915,000	915,428
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2041	2,555,000	2,841,686
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	934,910
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	6,450,000	6,780,072
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,283,513
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,450,000	3,189,891
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,090,553
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	3,470,000	3,724,817
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000	5,682,807
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000	3,086,932
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,662,960

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
Texas — 7.8% (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	1,056,230
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	5,000,000	5,514,599
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	435,000	418,322
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	3,010,000	3,107,385
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.25	7/15/2033	4,000,000	4,411,679
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,418,568
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,180,391
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	5,540,000	5,116,995
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,850,000	1,853,276
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000	2,731,740
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	680,000	690,832
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000	7,834,212
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	3,550,000	3,564,653
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.25	1/1/2036	2,510,000	2,801,285
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,374,681
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.25	1/1/2046	1,000,000	1,071,277
Plano Independent School District, GO	5.00	2/15/2043	2,990,000	3,246,436
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,192,361
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	2,500,000	2,748,366
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	8.08	2/15/2053	3,000,000	2,727,138
Tender Option Bond Trust Receipts (Series 2024-XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	15.17	3/15/2054	2,800,000	2,981,911
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; GNMA) Ser. A	3.50	3/1/2051	1,160,000	1,167,886
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	17,285,000	19,556,166
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,000,000	1,069,328
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,737,224
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	4,150,000	3,919,770
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	450,000	429,040
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,662,622
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,547,839
				143,248,634

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
U.S. Related — .6%
Children’s Trust Fund, Revenue Bonds, Refunding, Ser. A(e)	0.00	5/15/2050	17,000,000	3,581,139
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,431,435
				11,012,574
Utah — 1.4%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	2,000,000	2,166,873
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	10,580,000	10,626,076
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,225,000	1,291,583
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.25	6/1/2045	875,000	897,824
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,049,543
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,602,515
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,390,557
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,523,658
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,585,343
				25,133,972
Virginia — 1.0%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	105,000	109,173
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,594,691
Tender Option Bond Trust Receipts (Series 2024-XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	13.29	9/1/2059	1,800,000	1,804,441
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,159,367
Virginia Housing Development Authority, Revenue Bonds, Ser. G(a)	3.13	4/1/2027	4,670,000	4,670,674
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,333,792
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	1,000,000	957,660
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2048	2,220,000	2,095,571
				18,725,369
Washington — 1.8%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	3,018,605
King County, Revenue Bonds, Refunding(c)	1.90	1/1/2042	7,000,000	7,000,000
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,224,077
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000	11,113,270
Washington, GO, Refunding, Ser. R-2022	4.00	7/1/2036	3,500,000	3,713,387
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	3,400,000	2,905,639
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	2,000,000	2,008,147
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	700,000	751,099
				33,734,224

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 102.0% (continued)
West Virginia — .6%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	11,000,000	11,828,390
Wisconsin — 4.8%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,060,741
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,061,409
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,898,176
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	23,500,000	7,413,825
Public Finance Authority, Revenue Bonds (Insured; Build America Mutual) (Lindenwood Education System) Ser. A	5.00	7/1/2045	1,000,000	1,044,457
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	3,000,000	3,031,564
Public Finance Authority, Revenue Bonds, Ser. 2023-1, Cl. A	5.75	7/1/2062	10,678,737	11,119,375
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,705,000	1,742,248
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	8,850,000	8,825,531
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2035	1,275,000	1,386,945
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	5,000,000	5,360,323
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	2,000,000	1,963,220
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	5,000,000	5,007,071
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. A2(a)	3.70	10/1/2030	8,900,000	9,209,404
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	5,645,000	5,856,872
Sheboygan Area School District, GO	3.00	3/1/2042	3,725,000	3,394,686
Sheboygan Area School District, GO	3.00	3/1/2043	2,835,000	2,535,987
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2040	1,820,000	1,681,557
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2041	1,250,000	1,135,800
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,450,000	1,358,554
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,813,761
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,755,000	1,691,893
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,075,704
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) Ser. A	5.50	8/15/2048	1,500,000	1,617,277
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	3,900,000	3,589,476
				87,875,856
Total Long-Term Municipal Investments (cost $1,887,265,932)				1,882,995,370
Total Investments (cost $1,897,908,525)			102.5%	1,892,758,071
Liabilities, Less Cash and Receivables			(2.5%)	(45,664,408)
Net Assets			100.0%	1,847,093,663

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $200,067,933 or 10.8% of net assets.

(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	215	6/18/2026	25,907,087	26,142,656	(235,569)
Gross Unrealized Depreciation					(235,569)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,897,908,525	1,892,758,071
Cash collateral held by broker—Note 4		1,171,950
Interest receivable		20,968,247
Receivable for shares of Common Stock subscribed		1,060,736
Receivable for investment securities sold		584,359
Prepaid expenses		82,978
		1,916,626,341
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		671,500
Cash overdraft due to Custodian		39,729
Payable for inverse floater notes issued—Note 4		46,110,000
Payable for investment securities purchased		19,266,788
Payable for shares of Common Stock redeemed		2,693,525
Interest and expense payable related to inverse floater notes issued—Note 4		357,229
Payable for futures variation margin—Note 4		154,531
Directors’ fees and expenses payable		52,177
Other accrued expenses		187,199
		69,532,678
Net Assets ($)		1,847,093,663
Composition of Net Assets ($):
Paid-in capital		1,959,744,168
Total distributable earnings (loss)		(112,650,505)
Net Assets ($)		1,847,093,663

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	431,093,343	2,913,296	338,095,540	98,931,734	976,059,750
Shares Outstanding	31,862,974	215,345	24,982,606	7,311,143	72,075,700
Net Asset Value Per Share ($)	13.53	13.53	13.53	13.53	13.54
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Interest Income	36,706,704
Expenses:
Management fee—Note 3(a)	3,172,121
Shareholder servicing costs—Note 3(c)	1,342,609
Interest and expense related to inverse floater notes issued—Note 4	689,566
Directors’ fees and expenses—Note 3(d)	97,797
Prospectus and shareholders’ reports	79,394
Professional fees	62,951
Registration fees	51,985
Loan commitment fees—Note 2	18,271
Chief Compliance Officer fees—Note 3(c)	15,059
Shareholder and regulatory reports service fees—Note 3(c)	11,750
Custodian fees—Note 3(c)	11,713
Distribution Plan fees—Note 3(b)	11,452
Miscellaneous	30,682
Total Expenses	5,595,350
Less—reduction in expenses due to undertaking—Note 3(a)	(860)
Less—reduction in fees due to earnings credits—Note 3(c)	(10,113)
Net Expenses	5,584,377
Net Investment Income	31,122,327
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(6,210,566)
Net realized gain (loss) on futures	(2,463,137)
Net Realized Gain (Loss)	(8,673,703)
Net change in unrealized appreciation (depreciation) on investments	98,791,090
Net change in unrealized appreciation (depreciation) on futures	(186,358)
Net Change in Unrealized Appreciation (Depreciation)	98,604,732
Net Realized and Unrealized Gain (Loss) on Investments	89,931,029
Net Increase in Net Assets Resulting from Operations	121,053,356
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	31,122,327	59,996,394
Net realized gain (loss) on investments	(8,673,703)	(21,511,215)
Net change in unrealized appreciation (depreciation) on investments	98,604,732	(60,684,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	121,053,356	(22,199,239)
Distributions ($):
Distributions to shareholders:
Class A	(7,006,567)	(12,662,818)
Class C	(38,145)	(84,672)
Class I	(5,586,293)	(10,793,335)
Class Y	(1,704,760)	(3,426,742)
Class Z	(16,665,263)	(32,716,395)
Total Distributions	(31,001,028)	(59,683,962)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	16,008,877	24,215,456
Class C	247,104	572,960
Class I	61,153,089	121,331,242
Class Y	7,222,074	17,580,143
Class Z	4,678,480	8,836,874
Net assets received in connection with reorganization(a)	-	144,896,891
Distributions reinvested:
Class A	6,119,016	10,870,378
Class C	32,657	71,507
Class I	4,982,016	9,627,857
Class Y	1,703,768	3,416,637
Class Z	13,354,955	26,073,012
Cost of shares redeemed:
Class A	(38,290,404)	(163,614,499)
Class C	(644,656)	(1,772,357)
Class I	(48,582,393)	(152,276,090)
Class Y	(9,047,333)	(32,690,902)
Class Z	(51,579,946)	(123,799,240)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(32,642,696)	(106,660,131)
Total Increase (Decrease) in Net Assets	57,409,632	(188,543,332)
Net Assets ($):
Beginning of Period	1,789,684,031	1,978,227,363
End of Period	1,847,093,663	1,789,684,031

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class A(b),(c)
Shares sold	1,200,511	1,828,283
Shares issued in connection with reorganization(a)	-	11,222,850
Shares issued for distributions reinvested	457,687	826,016
Shares redeemed	(2,869,827)	(12,567,182)
Net Increase (Decrease) in Shares Outstanding	(1,211,629)	1,309,967
Class C(b)
Shares sold	18,623	42,962
Shares issued for distributions reinvested	2,443	5,428
Shares redeemed	(48,450)	(134,205)
Net Increase (Decrease) in Shares Outstanding	(27,384)	(85,815)
Class I(c)
Shares sold	4,580,877	9,205,080
Shares issued for distributions reinvested	372,526	730,591
Shares redeemed	(3,645,981)	(11,622,851)
Net Increase (Decrease) in Shares Outstanding	1,307,422	(1,687,180)
Class Y
Shares sold	541,486	1,330,733
Shares issued for distributions reinvested	127,413	259,254
Shares redeemed	(680,153)	(2,484,202)
Net Increase (Decrease) in Shares Outstanding	(11,254)	(894,215)
Class Z(c)
Shares sold	349,910	669,206
Shares issued for distributions reinvested	998,024	1,977,758
Shares redeemed	(3,872,046)	(9,376,851)
Net Increase (Decrease) in Shares Outstanding	(2,524,112)	(6,729,887)

(a)
As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. were transferred to the fund in a tax free exchange at cost basis for Class A shares of Common Stock of equal value.

(b)	During the period ended August 31, 2025, 5,041 Class C shares representing $67,340 were automatically converted to 5,041 Class A shares.
(c)
During the period ended February 28, 2026, 4,454 Class A shares representing $59,764 were exchanged for 4,467 Class I shares. During the period ended
August 31, 2025, 3,692 Class A shares representing $49,804 were exchanged for 3,692 Class I shares and 23,428 Class A shares representing $304,845 were exchanged for 23,432 Class Z shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	12.99	13.14	14.82	14.60
Investment Operations:
Net investment income(a)	.22	.40	.37	.33	.28	.29
Net realized and unrealized gain (loss) on investments	.65	(.57 )	.46	(.15 )	(1.65)	.22
Total from Investment Operations	.87	(.17 )	.83	.18	(1.37)	.51
Distributions:
Dividends from net investment income	(.22 )	(.40 )	(.37 )	(.33 )	(.28 )	(.29 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )	-
Total Distributions	(.22 )	(.40 )	(.37 )	(.33 )	(.31 )	(.29 )
Net asset value, end of period	13.53	12.88	13.45	12.99	13.14	14.82
Total Return (%)(b)	6.75 (c)	(1.29)	6.40	1.49	(9.39)	3.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77 (d)	.69	.68	.78	.93	.92
Ratio of net expenses to average net assets(e)	.77 (d)	.69	.67	.70 (f)	.70 (f)	.70 (f)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08 (d)	.01	-	-	-	-
Ratio of net investment income to average net assets(e)	3.28 (d)	3.05	2.82	2.56 (f)	1.98 (f)	1.94 (f)
Portfolio Turnover Rate	17.54 (c)	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	431,093	425,878	427,187	443,675	323,799	406,057

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	13.00	13.15	14.82	14.60
Investment Operations:
Net investment income(a)	.17	.30	.27	.23	.17	.18
Net realized and unrealized gain (loss) on investments	.65	(.57 )	.45	(.15 )	(1.64)	.22
Total from Investment Operations	.82	(.27 )	.72	.08	(1.47)	.40
Distributions:
Dividends from net investment income	(.17 )	(.30 )	(.27 )	(.23 )	(.17 )	(.18 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )	-
Total Distributions	(.17 )	(.30 )	(.27 )	(.23 )	(.20 )	(.18 )
Net asset value, end of period	13.53	12.88	13.45	13.00	13.15	14.82
Total Return (%)(b)	6.35 (c)	(2.06)	5.57	.64	(10.00)	2.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.58 (d)	1.50	1.48	1.56	1.70	1.69
Ratio of net expenses to average net assets(e),(f)	1.53 (d)	1.46	1.44	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	.08 (d)	.01	-	-	-	-
Ratio of net investment income to average net assets(e),(f)	2.53 (d)	2.26	2.03	1.79	1.22	1.20
Portfolio Turnover Rate	17.54 (c)	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	2,913	3,125	4,419	6,104	7,643	11,657

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	13.00	13.15	14.82	14.61
Investment Operations:
Net investment income(a)	.23	.44	.40	.36	.31	.32
Net realized and unrealized gain (loss) on investments	.65	(.58 )	.45	(.15 )	(1.64)	.21
Total from Investment Operations	.88	(.14 )	.85	.21	(1.33)	.53
Distributions:
Dividends from net investment income	(.23 )	(.43 )	(.40 )	(.36 )	(.31 )	(.32 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )	-
Total Distributions	(.23 )	(.43 )	(.40 )	(.36 )	(.34 )	(.32 )
Net asset value, end of period	13.53	12.88	13.45	13.00	13.15	14.82
Total Return (%)	6.90 (b)	(1.05)	6.66	1.66	(9.09)	3.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51 (c)	.44	.43	.53	.68	.67
Ratio of net expenses to average net assets(d)	.51 (c)	.43	.42	.45 (e)	.45 (e)	.45 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08 (c)	.01	-	-	-	-
Ratio of net investment income to average net assets(d)	3.55 (c)	3.30	3.06	2.79 (e)	2.20 (e)	2.19 (e)
Portfolio Turnover Rate	17.54 (b)	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	338,096	304,929	341,205	453,066	501,481	797,982

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	12.99	13.15	14.82	14.61
Investment Operations:
Net investment income(a)	.24	.44	.41	.37	.31	.32
Net realized and unrealized gain (loss) on investments	.65	(.57 )	.46	(.16 )	(1.64)	.22
Total from Investment Operations	.89	(.13 )	.87	.21	(1.33)	.54
Distributions:
Dividends from net investment income	(.24 )	(.44 )	(.41 )	(.37 )	(.31 )	(.33 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )	-
Total Distributions	(.24 )	(.44 )	(.41 )	(.37 )	(.34 )	(.33 )
Net asset value, end of period	13.53	12.88	13.45	12.99	13.15	14.82
Total Return (%)	6.91 (b)	(1.01)	6.69	1.68	(9.08)	3.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48 (c)	.41	.41	.51	.65	.85
Ratio of net expenses to average net assets(d)	.47 (c)	.40	.41	.45 (e)	.45 (e)	.45 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08 (c)	.01	-	-	-	-
Ratio of net investment income to average net assets(d)	3.58 (c)	3.33	3.08	2.78 (e)	2.24 (e)	2.20 (e)
Portfolio Turnover Rate	17.54 (b)	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	98,932	94,299	110,528	10	21	23

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Z Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.89	13.46	13.00	13.15	14.83	14.61
Investment Operations:
Net investment income(a)	.23	.42	.40	.36	.31	.32
Net realized and unrealized gain (loss) on investments	.65	(.57 )	.45	(.15 )	(1.65)	.22
Total from Investment Operations	.88	(.15 )	.85	.21	(1.34)	.54
Distributions:
Dividends from net investment income	(.23 )	(.42 )	(.39 )	(.36 )	(.31 )	(.32 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )	-
Total Distributions	(.23 )	(.42 )	(.39 )	(.36 )	(.34 )	(.32 )
Net asset value, end of period	13.54	12.89	13.46	13.00	13.15	14.83
Total Return (%)	6.85 (b)	(1.14)	6.65	1.65	(9.18)	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59 (c)	.54	.49	.53	.70	.69
Ratio of net expenses to average net assets(d)	.59 (c)	.53	.49	.46 (e)	.49 (e)	.48 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08 (c)	.01	-	-	-	-
Ratio of net investment income to average net assets(d)	3.46 (c)	3.20	3.00	2.80 (e)	2.20 (e)	2.16 (e)
Portfolio Turnover Rate	17.54 (b)	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	976,060	961,452	1,094,889	246,595	125,318	154,558

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	9,762,701	—	9,762,701
Municipal Securities	—	1,882,995,370	—	1,882,995,370
	—	1,892,758,071	—	1,892,758,071

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
(continued)
Liabilities ($)
Other Financial Instruments:
Futures††	(235,569)	—	—	(235,569)
Inverse Floater Notes†††	—	(46,110,000)	—	(46,110,000)
	(235,569)	(46,110,000)	—	(46,345,569)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $100,515,615 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $25,518,375 of short-term capital losses and $74,997,240 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with BNY Mellon Municipal Income, Inc., BNY Mellon Municipal Bond Fund, Inc., BNY Mellon Connecticut Fund, BNY Mellon Massachusetts Fund and BNY Mellon Pennsylvania Fund, capital losses of $49,507,480, included in the total above, are available to offset future realized gains, if any. Based on certain provisions in the Code, the amounts of losses which can be utilized in subsequent years are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 was as follows: tax-exempt income $59,683,962. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $860 during the period ended February 28, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
During the period ended February 28, 2026, the Distributor retained $485 from commissions earned on sales of the fund’s Class A shares, $96 and $1,749 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $11,452 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A and Class C shares were charged $536,580 and $3,817, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2026, Class Z shares were charged $425,493 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $125,586 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $11,713 pursuant to the custody agreement. These fees were partially offset by earnings credits of $10,113.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2026, the fund was charged $13,869 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended February 28, 2026, the fund was charged $15,059 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $11,750 for financial reporting and regulatory services.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $492,713, Distribution Plan fees of $1,664, Shareholder Services Plan fees of $83,016, Custodian fees of $8,000, Chief Compliance Officer fees of $5,361, Transfer Agent fees of $62,406, Checkwriting fees of $5,190 and shareholder and regulatory reports service fees of $13,333, which are offset against an expense reimbursement currently in effect in the amount of $183.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended February 28, 2026, amounted to $317,531,744 and $325,105,646, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2026, was approximately $46,127,983, with a related weighted average annualized interest rate of 3.01%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2026 are set forth in the fund’s Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of February 28, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	-	Interest Rate Risk	(235,569)(1)
Gross fair value of derivative contracts	-		(235,569)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(2,463,137)	(2,463,137)
Total	(2,463,137)	(2,463,137)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(186,358)	(186,358)
Total	(186,358)	(186,358)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	36,901,857
At February 28, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $5,386,023, consisting of $32,556,404 gross unrealized appreciation and $37,942,427 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:
Francine J. Bovich	86,818,115	2,369,182
Andrew J. Donohue	86,846,881	2,340,416
Joan L. Gulley	86,858,825	2,328,472
Alan H. Howard	86,845,102	2,342,195
Bradley J. Skapyak	86,907,911	2,279,387
Roslyn M. Watson	86,810,437	2,376,861
Benaree Pratt Wiley	86,767,292	2,420,005

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $112,856.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one- and four-year periods when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for all periods, except for the two- and three-year periods when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance during the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a four-star overall rating from Morningstar and a four-star rating for the ten-year period based on Morningstar’s risk-adjusted return measure.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed ..45% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board was generally satisfied with the fund’s relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0319NCSRSA0226

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DHYAX
C	DHYCX
I	DYBIX
Y	DHYYX
Z	DHMBX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — 2.1%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	779,872	796,494
California Municipal Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. B(a),(b)	10.02	12/20/2043	1,000,000	1,033,333
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. 2021-1, Cl. A	3.50	12/20/2035	1,829,888	1,817,501
Total Collateralized Municipal-Backed Securities (cost $3,913,637)				3,647,328
Long-Term Municipal Investments — 103.7%
Alabama — 4.5%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(b),(c)	5.00	6/1/2032	1,750,000	1,833,057
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,046,812
Black Belt Energy Gas District, Revenue Bonds, Ser. D(c)	5.00	11/1/2034	1,000,000	1,103,931
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	550,000	527,085
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,271,128
				7,782,013
Alaska — 1.2%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000	2,110,410
Arizona — 8.2%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,000,000	920,576
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A(b)	4.00	7/15/2050	1,600,000	1,328,840
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,549,133
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(d)	7.75	7/1/2050	2,725,000	64,037
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(d)	6.00	7/1/2051	1,000,000	23,500
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,471,894
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,000,000	1,000,712
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,125,000	1,103,479
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,250,000	2,324,149
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	700,000	676,671
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2054	1,000,000	949,885
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	880,690
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000	1,766,286
				14,059,852
Arkansas — 1.6%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000	2,709,848
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.7% (continued)
California — 2.2%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,805,000	1,609,745
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	2,000,000	2,085,835
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	105,727
				3,801,307
Colorado — 5.3%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	350,000	393,040
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	500,000	514,551
Denver International Business Center Metropolitan District No.1, GO	6.00	12/1/2048	1,000,000	1,004,048
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,823,275
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,633,870
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(a),(b),(e)	12.90	8/1/2044	2,200,000	2,482,844
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Corp.)	3.25	12/15/2050	375,000	324,497
				9,176,125
Connecticut — 1.8%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	1,500,000	1,522,669
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living Project) Ser. A	6.38	10/1/2045	1,450,000	1,520,316
				3,042,985
District of Columbia — 3.8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000	1,868,550
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	1,000,000	1,068,625
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000	3,658,168
				6,595,343
Florida — 5.3%
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	1,085,000	1,081,542
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.50	6/15/2040	1,000,000	1,059,417
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	500,000	538,255
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000	2,069,377
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000	1,017,901
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000	1,935,861
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2041	500,000	464,488
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2046	1,000,000	842,124
				9,008,965
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.7% (continued)
Georgia — 3.1%
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(a),(b),(e)	11.30	7/1/2044	3,180,000	3,418,455
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(a),(b),(e)	13.64	1/1/2059	1,850,000	1,842,235
				5,260,690
Illinois — 7.0%
Chicago, GO, Ser. A	5.00	1/1/2045	1,000,000	1,005,532
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	700,000	710,378
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000	1,410,952
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	750,000	796,465
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	951,162
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,002,718
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,017,259
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	513,279
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(b),(c)	4.80	7/2/2035	1,500,000	1,575,766
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,091,907
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000	976,163
				12,051,581
Indiana — .1%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(d)	7.00	3/1/2039	3,325,000	166,250
Louisiana — 1.5%
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,480,000	1,541,472
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(b),(c)	6.10	6/1/2030	1,000,000	1,114,557
				2,656,029
Massachusetts — .9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,650,000	1,609,305
Michigan — 2.5%
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	565,050
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,220,000	2,318,822
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(f)	0.00	6/1/2058	56,880,000	1,328,637
				4,212,509
Minnesota — .6%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	945,540
Missouri — 2.3%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,001,002
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	2,211,287
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	715,000	715,054
				3,927,343
Nevada — 1.6%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	430,000	430,422
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.7% (continued)
Nevada — 1.6% (continued)
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	880,000	831,285
Reno, Revenue Bonds, Refunding, Ser. D(b),(f)	0.00	7/1/2058	13,000,000	1,504,378
				2,766,085
New Hampshire — 1.3%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	901,814
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	700,000	431,622
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	966,837
				2,300,273
New Jersey — .9%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2039	825,000	826,313
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	625,000	656,303
				1,482,616
New York — 8.3%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	1,400,000	1,406,047
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. B(b)	5.00	6/1/2036	1,500,000	1,597,267
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(f)	0.00	11/15/2042	10,815,000	5,168,181
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	1,500,000	1,623,269
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(a),(b),(e)	5.90	11/15/2047	3,000,000	2,779,750
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,700,000	1,660,828
				14,235,342
North Carolina — 2.5%
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	500,000	548,423
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	3,392,006
North Carolina Medical Care Commission, Revenue Bonds, Refunding (The United Methodist Retirement Homes Project)	5.63	10/1/2055	360,000	366,301
				4,306,730
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	3,184,038
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group) Ser. C	5.25	11/1/2047	1,200,000	1,173,554
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	926,179
				5,283,771
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.7% (continued)
Oklahoma — 1.5%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,502,998
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,018,798
				2,521,796
Oregon — 1.3%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,400,000	1,369,691
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	871,175
				2,240,866
Pennsylvania — 3.6%
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)(b)	5.13	3/1/2048	741,000	742,088
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000	1,003,266
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000	1,261,042
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(c)	2.45	12/3/2029	2,270,000	2,131,626
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadephia)	5.00	11/1/2033	1,000,000	1,000,812
				6,138,834
Rhode Island — 1.1%
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. B	5.63	7/1/2065	600,000	617,698
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000	1,271,069
				1,888,767
South Dakota — 1.4%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(a),(b),(e)	14.09	7/1/2046	2,400,000	2,419,126
Texas — 4.7%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,220,000	1,114,332
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	1,000,000	1,100,511
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	4.00	11/1/2049	1,250,000	1,083,796
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)(b)	3.00	1/1/2050	1,750,000	1,201,789
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2051	1,750,000	1,436,243
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	2,000,000	2,077,027
				8,013,698
U.S. Related — 3.0%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	373,154	276,299
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963	296,974
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638	265,112
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696	224,158
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141	295,191
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.7% (continued)
U.S. Related — 3.0% (continued)
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303	285,574
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783	339,794
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(f)	0.00	7/1/2033	4,031,000	3,134,545
				5,117,647
Utah — 2.6%
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	1,715,000	1,722,469
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.50	6/1/2050	725,000	737,300
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,008,904
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,049,543
				4,518,216
Virginia — 3.0%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project) Ser. B(b)	5.00	7/1/2045	500,000	381,386
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A(b)	5.00	7/1/2045	1,000,000	762,773
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000	4,001,376
				5,145,535
Washington — 4.1%
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	4,000,000	3,418,399
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,004,074
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2046	1,680,000	1,632,697
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,120,000	1,041,013
				7,096,183
West Virginia — .6%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(c)	4.63	5/15/2032	1,040,000	1,071,197
Wisconsin — 7.2%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2045	1,850,000	1,771,207
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	1,000,000	1,112,974
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	2,500,000	788,705
Public Finance Authority, Revenue Bonds, Ser. 2023-1, Cl. A	5.75	7/1/2062	1,181,276	1,230,019
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,000,000	997,235
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2037	950,000	1,022,851
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,072,065
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods At Marylhurst Obligated Group)(b)	5.25	5/15/2037	625,000	632,932
Public Finance Authority, Revenue Bonds, Refunding (Roseman University of Health Sciences)(b)	5.00	4/1/2050	1,750,000	1,658,723
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.7% (continued)
Wisconsin — 7.2% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	928,097
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,194,772
				12,409,580
Total Long-Term Municipal Investments (cost $193,022,945)				178,072,357
Total Investments (cost $196,936,582)			105.8%	181,719,685
Liabilities, Less Cash and Receivables			(5.8%)	(10,040,060)
Net Assets			100.0%	171,679,625

GO—Government Obligation

(a)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $58,085,410 or 33.8% of net assets.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $253,787, which represented .0% of net assets.

(e)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to financial statements.
9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	196,936,582	181,719,685
Cash		830,281
Interest receivable		1,921,345
Receivable for shares of Common Stock subscribed		40,071
Prepaid expenses		48,256
		184,559,638
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		95,634
Payable for inverse floater notes issued—Note 4		8,725,000
Payable for investment securities purchased		3,758,090
Payable for shares of Common Stock redeemed		188,951
Interest and expense payable related to inverse floater notes issued—Note 4		35,972
Directors’ fees and expenses payable		5,996
Other accrued expenses		70,370
		12,880,013
Net Assets ($)		171,679,625
Composition of Net Assets ($):
Paid-in capital		232,894,174
Total distributable earnings (loss)		(61,214,549)
Net Assets ($)		171,679,625

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	51,390,709	3,774,018	86,678,912	84,955	29,751,031
Shares Outstanding	4,741,119	348,486	8,010,563	7,839	2,749,462
Net Asset Value Per Share ($)	10.84	10.83	10.82	10.84	10.82
See notes to financial statements.
10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Interest Income	4,366,445
Expenses:
Management fee—Note 3(a)	400,328
Interest and expense related to inverse floater notes issued—Note 4	124,981
Shareholder servicing costs—Note 3(c)	104,761
Professional fees	77,881
Registration fees	42,054
Distribution/Service Plans fees—Note 3(b)	32,195
Chief Compliance Officer fees—Note 3(c)	15,059
Directors’ fees and expenses—Note 3(d)	11,948
Prospectus and shareholders’ reports	11,140
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Loan commitment fees—Note 2	1,780
Custodian fees—Note 3(c)	1,696
Miscellaneous	5,207
Total Expenses	839,030
Less—reduction in expenses due to undertaking—Note 3(a)	(7,120)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,443)
Net Expenses	830,467
Net Investment Income	3,535,978
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(284,021)
Net realized gain (loss) on futures	(28,466)
Net Realized Gain (Loss)	(312,487)
Net change in unrealized appreciation (depreciation) on investments	11,864,851
Net change in unrealized appreciation (depreciation) on futures	2,670
Net Change in Unrealized Appreciation (Depreciation)	11,867,521
Net Realized and Unrealized Gain (Loss) on Investments	11,555,034
Net Increase in Net Assets Resulting from Operations	15,091,012
See notes to financial statements.
11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	3,535,978	8,671,680
Net realized gain (loss) on investments	(312,487)	(8,524,283)
Net change in unrealized appreciation (depreciation) on investments	11,867,521	(9,591,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,091,012	(9,444,600)
Distributions ($):
Distributions to shareholders:
Class A	(1,072,294)	(2,730,326)
Class C	(60,626)	(157,065)
Class I	(1,835,745)	(4,477,096)
Class Y	(12,052)	(34,257)
Class Z	(610,596)	(1,310,601)
Total Distributions	(3,591,313)	(8,709,345)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,850,550	20,056,672
Class C	108,979	362,286
Class I	15,521,179	37,137,376
Class Y	20,293	15,438
Class Z	53,517	1,295,498
Distributions reinvested:
Class A	934,882	2,394,311
Class C	60,583	156,451
Class I	1,820,281	4,419,314
Class Y	10,911	34,070
Class Z	458,605	993,064
Cost of shares redeemed:
Class A	(19,536,705)	(40,782,644)
Class C	(752,338)	(1,662,848)
Class I	(25,710,956)	(60,709,138)
Class Y	(625,134)	(373,206)
Class Z	(2,755,030)	(4,672,542)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,540,383)	(41,335,898)
Total Increase (Decrease) in Net Assets	(9,040,684)	(59,489,843)
Net Assets ($):
Beginning of Period	180,720,309	240,210,152
End of Period	171,679,625	180,720,309
12

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class A
Shares sold	930,549	1,853,573
Shares issued for distributions reinvested	87,676	223,509
Shares redeemed	(1,838,263)	(3,798,146)
Net Increase (Decrease) in Shares Outstanding	(820,038)	(1,721,064)
Class C
Shares sold	10,285	33,103
Shares issued for distributions reinvested	5,687	14,634
Shares redeemed	(71,073)	(157,624)
Net Increase (Decrease) in Shares Outstanding	(55,101)	(109,887)
Class I
Shares sold	1,468,408	3,474,646
Shares issued for distributions reinvested	171,010	414,024
Shares redeemed	(2,424,595)	(5,753,134)
Net Increase (Decrease) in Shares Outstanding	(785,177)	(1,864,464)
Class Y
Shares sold	1,927	1,436
Shares issued for distributions reinvested	1,026	3,178
Shares redeemed	(58,430)	(34,602)
Net Increase (Decrease) in Shares Outstanding	(55,477)	(29,988)
Class Z
Shares sold	5,035	121,460
Shares issued for distributions reinvested	43,085	93,116
Shares redeemed	(260,350)	(435,718)
Net Increase (Decrease) in Shares Outstanding	(212,230)	(221,142)
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.17	11.07	10.49	11.11	13.23	12.40
Investment Operations:
Net investment income(a)	.20	.42	.41	.39	.36	.40
Net realized and unrealized gain (loss) on investments	.68	(.91 )	.58	(.62 )	(2.12)	.83
Total from Investment Operations	.88	(.49 )	.99	(.23 )	(1.76)	1.23
Distributions:
Dividends from net investment income	(.21 )	(.41 )	(.41 )	(.39 )	(.36 )	(.40 )
Net asset value, end of period	10.84	10.17	11.07	10.49	11.11	13.23
Total Return (%)(b)	8.66 (c)	(4.50)	9.62	(2.02)	(13.48)	10.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07 (d)	1.09	1.06	1.01	.85	.85
Ratio of net expenses to average net assets	1.07 (d),(e)	1.08 (e)	1.06 (e)	1.01 (e)	.85	.85 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.14 (d)	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	3.83 (d),(e)	3.87 (e)	3.85 (e)	3.69 (e)	2.94	3.10 (e)
Portfolio Turnover Rate	14.86 (c)	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	51,391	56,572	80,582	83,755	133,316	150,609

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.16	11.06	10.48	11.11	13.22	12.39
Investment Operations:
Net investment income(a)	.16	.33	.32	.31	.27	.30
Net realized and unrealized gain (loss) on investments	.67	(.90 )	.58	(.63 )	(2.11)	.83
Total from Investment Operations	.83	(.57 )	.90	(.32 )	(1.84)	1.13
Distributions:
Dividends from net investment income	(.16 )	(.33 )	(.32 )	(.31 )	(.27 )	(.30 )
Net asset value, end of period	10.83	10.16	11.06	10.48	11.11	13.22
Total Return (%)(b)	8.14 (c)	(5.16)	8.77	(2.88)	(14.09)	9.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87 (d)	1.88	1.85	1.80	1.63	1.62
Ratio of net expenses to average net assets	1.82 (d),(e),(f)	1.88 (e)	1.85 (e)	1.79 (e)	1.63	1.62 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.14 (d)	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	3.08 (d),(e),(f)	3.07 (e)	3.06 (e)	2.92 (e)	2.17	2.33 (e)
Portfolio Turnover Rate	14.86 (c)	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	3,774	4,102	5,679	7,511	10,242	14,447

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.16	11.05	10.47	11.09	13.20	12.38
Investment Operations:
Net investment income(a)	.22	.44	.43	.42	.39	.43
Net realized and unrealized gain (loss) on investments	.66	(.89 )	.58	(.62 )	(2.11)	.82
Total from Investment Operations	.88	(.45 )	1.01	(.20 )	(1.72)	1.25
Distributions:
Dividends from net investment income	(.22 )	(.44 )	(.43 )	(.42 )	(.39 )	(.43 )
Net asset value, end of period	10.82	10.16	11.05	10.47	11.09	13.20
Total Return (%)	8.70 (b)	(4.19)	9.89	(1.81)	(13.24)	10.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82 (c)	.85	.83	.79	.61	.62
Ratio of net expenses to average net assets	.82 (c),(d)	.84 (d)	.82 (d)	.78 (d)	.61	.62 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.14 (c)	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	4.09 (c),(d)	4.10 (d)	4.08 (d)	3.93 (d)	3.18	3.33 (d)
Portfolio Turnover Rate	14.86 (b)	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	86,679	89,326	117,762	125,017	127,176	168,242

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
16

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.17	11.06	10.48	11.11	13.22	12.39
Investment Operations:
Net investment income(a)	.22	.44	.43	.42	.39	.43
Net realized and unrealized gain (loss) on investments	.67	(.89 )	.58	(.63 )	(2.11)	.83
Total from Investment Operations	.89	(.45 )	1.01	(.21 )	(1.72)	1.26
Distributions:
Dividends from net investment income	(.22 )	(.44 )	(.43 )	(.42 )	(.39 )	(.43 )
Net asset value, end of period	10.84	10.17	11.06	10.48	11.11	13.22
Total Return (%)	8.78 (b)	(4.18)	9.90	(1.86)	(13.20)	10.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83 (c)	.84	.81	.75	.57	.60
Ratio of net expenses to average net assets	.81 (c),(d),(e)	.84 (d)	.80 (d)	.75 (d)	.57	.60 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.14 (c)	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	4.09 (c),(d),(e)	4.11 (d)	4.14 (d)	3.96 (d)	3.20	3.35 (d)
Portfolio Turnover Rate	14.86 (b)	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	85	644	1,032	1,664	2,212	837

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Z Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.15	11.05	10.47	11.09	13.20	12.37
Investment Operations:
Net investment income(a)	.21	.43	.42	.41	.38	.42
Net realized and unrealized gain (loss) on investments	.67	(.90 )	.58	(.62 )	(2.11)	.83
Total from Investment Operations	.88	(.47 )	1.00	(.21 )	(1.73)	1.25
Distributions:
Dividends from net investment income	(.21 )	(.43 )	(.42 )	(.41 )	(.38 )	(.42 )
Net asset value, end of period	10.82	10.15	11.05	10.47	11.09	13.20
Total Return (%)	8.75 (b)	(4.38)	9.78	(1.90)	(13.33)	10.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (c)	.96	.94	.90	.73	.70
Ratio of net expenses to average net assets	.90 (c),(d),(e)	.96 (d)	.93 (d)	.89 (d)	.73	.70 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.14 (c)	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	4.01 (c),(d),(e)	3.99 (d)	3.98 (d)	3.82 (d)	3.07	3.25 (d)
Portfolio Turnover Rate	14.86 (b)	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	29,751	30,076	35,155	34,642	41,466	53,781

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s primary investment objective is to seek high current income exempt from federal income tax. As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	3,647,328	—	3,647,328
Municipal Securities	—	178,072,357	—	178,072,357
	—	181,719,685	—	181,719,685
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
(continued)
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(8,725,000)	—	(8,725,000)
	—	(8,725,000)	—	(8,725,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $46,230,399 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $13,639,784 of short-term capital losses and $32,590,615 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: tax-exempt income $8,706,758 and ordinary income $2,587. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has also contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (including Rule 12b-1 Distribution Plan fees and Shareholder Services Plan fees, but excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the applicable share class’ average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $7,120 during the period ended February 28, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended February 28, 2026, the Distributor retained $75 from commissions earned on sales of the fund’s Class A shares, $2,267 and $9 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $14,618 pursuant to the Distribution Plan.
Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2026, Class Z shares were charged $17,577 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A and Class C shares were charged $68,682 and $4,873, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $7,366 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $1,696 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,443.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2026, the fund was charged $257 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended February 28, 2026, the fund was charged $15,059 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $59,113, Distribution/Service Plans fees of $4,638, Shareholder Services Plan fees of $10,521, Custodian fees of $1,904, Chief Compliance Officer fees of $5,361, Transfer Agent fees of $3,693, Checkwriting fees of $43 and shareholder and regulatory reports service fees of $13,333, which are offset against an expense reimbursement currently in effect in the amount of $2,972.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended February 28, 2026, amounted to $26,287,081 and $43,121,186, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2026, was approximately $8,923,895, with a related weighted average annualized interest rate of 2.82%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. As of February 28, 2026, there were no futures outstanding.
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(28,466)	(28,466)
Total	(28,466)	(28,466)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	2,670	2,670
Total	2,670	2,670

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	466,250
At February 28, 2026, accumulated net unrealized depreciation on investments was $15,216,897, consisting of $3,873,539 gross unrealized appreciation and $19,090,436 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
26

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:
Francine J. Bovich	86,818,115	2,369,182
Andrew J. Donohue	86,846,881	2,340,416
Joan L. Gulley	86,858,825	2,328,472
Alan H. Howard	86,845,102	2,342,195
Bradley J. Skapyak	86,907,911	2,279,387
Roslyn M. Watson	86,810,437	2,376,861
Benaree Pratt Wiley	86,767,292	2,420,005
27

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $27,007.
28

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Group and the Performance Universe medians. The Board also considered that the fund’s yield performance during the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe medians in certain periods when the fund’s yield performance was below median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 fees and shareholder services fees, but excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board was generally satisfied with the fund’s relative performance as compared to the fund’s benchmark index.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
31

© 2026 BNY Mellon Securities Corporation
Code-6165NCSRSA0226

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 22, 2026

EXHIBIT INDEX

(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)